Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 18.      Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2022, WISeKey holds nine operating leases, and one short-term lease. The short-term leases and operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

We have elected the short-term lease practical expedient related to leases of various premises and equipment. We have elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

In the years 2022, 2021, and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2022	2021	2020
Finance lease cost:
Amortization of right-of-use assets	33	68	66
Interest on lease liabilities	1	7	12
Operating lease cost:
Fixed rent expense	587	695	602
Short-term lease cost	2	7	22
Net lease cost from continuing operations	623	777	702
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	623	777	702
Net lease cost from continuing operations	623	777	702

In the years 2022 and 2021, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	61	114
Operating cash flows from operating leases	610	580
Financing cash flows from finance leases	1	7
Non-cash investing and financing activities :
Net lease cost	623	777
Additions to ROU assets obtained from:
New finance lease liabilities	-	-
New operating lease liabilities	56	1,197

As at December 31, 2022, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	604	1	-	605
2024	584	-	-	584
2025	575	-	-	575
2026	530	-	-	530
2027 and beyond	442	-	-	442
Total future minimum operating and short-term lease payments	2,735	1	-	2,736
Less effects of discounting	(416)	-	-	(416)
Less effects of practical expedient	-	(1)	-	(1)
Lease liabilities recognized	2,319	-	-	2,319

As of December 31, 2022, the weighted-average remaining lease term was 5.04 years for operating leases. At the start of the reporting period, the Group had a finance lease that was terminated during the year.

For our former finance lease, the implicit rate was calculated as 5.17%. For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2022 was 3.21%.